Notes to the Balance Sheet - Summary of Financial Assets from Collaborations - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Additional Information [Line Items]
Percentage on share of profit loss of associates and joint ventures	50.00%				50.00%
Financial assets	€ 717,200,000		€ 1,009,561,000
Current financial liabilities	155,364,000		145,295,000
Non-Current Financial Liabilities	1,669,243,000		1,907,776,000
Financial Assets from Collaborations	3,410,247		0
Financial Liabilities from Collaborations	5,526,679		2,513,718
Financial Liabilities from Collaborations	108,868,561		217,825,779
Finance Income	213,362,823		412,065,798	€ 96,612,146
Income from net cash effects	(2,400,000)
Interest expense	4,661,000		€ 2,752,000	€ 2,415,000
Financial assets from collaborations
Additional Information [Line Items]
Finance Income	107,800,000
Foreign exchange loss	7,700,000
Interest expense	8,800,000
Incyte
Additional Information [Line Items]
Financial assets	3,400,000				$ 3.8
Current financial liabilities	5,500,000				6.1
Non-Current Financial Liabilities	€ 108,900,000				$ 120.3
Percentage of shares in development cost	55.00%				55.00%
Morphosys
Additional Information [Line Items]
Percentage of shares in development cost	45.00%				45.00%
Top of range
Additional Information [Line Items]
Revenue recognition milestone method revenue recognized	€ 995,500,000	$ 1,100.0
Top of range | Incyte
Additional Information [Line Items]
Percentage of future development costs for clinical trials	100.00%				100.00%